Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2021
Entity Registrant Name	BNY Mellon Stock Funds
Entity Central Index Key	0001199348
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 24, 2022
Document Effective Date	Feb. 01, 2022
Prospectus Date	Feb. 01, 2022
BNY Mellon International Core Equity Fund | Class A
Prospectus:
Trading Symbol	DIEAX
BNY Mellon International Core Equity Fund | Class C
Prospectus:
Trading Symbol	DIECX
BNY Mellon International Core Equity Fund | Class I
Prospectus:
Trading Symbol	DIERX
BNY Mellon International Core Equity Fund | Class Y
Prospectus:
Trading Symbol	DIEYX